UNAUDITED PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Aemetis Inc
Revenues	$ 88,476		$ 141,858
Cost of goods sold	92,755		137,216
Gross profit	(4,279)		4,642
Research and development expenses	341		577
Selling, general and administrative expeneses	4,376		8,571
Operating loss	(8,996)		(4,506)
Other income/(expense)
Interest income	2		23
Interest expense	(9,270)		(13,561)
Gain/(Loss) on sale of equipment and investments
Other income, net of expenses	(81)		53
Gain/(Loss) on sale of land	237		(401)
Gain (loss) on equipment held for sale
Gain/(Loss) before income taxes	(18,108)		(18,392)
Income taxes	(4)		95
Net Income/(Loss)	(18,112)		(18,297)
Other comprehensive loss
Foreign currency translation adjustment	84		(1,372)
Comprehensive loss, net of tax	(18,028)		(19,669)
Loss per common share attributable to Aemetis, Inc.
Basic and dilutive	$ (0.14)		$ (0.18)
Weighted average shares outstanding
Basic and dilutive	132,184		103,537
Cilion Inc
Revenues	1,500		2,700
Cost of goods sold
Gross profit	1,500		2,700
Research and development expenses
Selling, general and administrative expeneses	1,335		4,143
Operating loss	165		(1,443)
Other income/(expense)
Interest income
Interest expense	(44)		(271)
Gain/(Loss) on sale of equipment and investments	(1,350)		577
Other income, net of expenses	112		(2,350)
Gain/(Loss) on sale of land
Gain (loss) on equipment held for sale	67
Gain/(Loss) before income taxes	(1,050)		(3,487)
Income taxes
Net Income/(Loss)	(1,050)		(3,487)
Other comprehensive loss
Foreign currency translation adjustment
Comprehensive loss, net of tax	(1,050)		(3,487)
Loss per common share attributable to Aemetis, Inc.
Basic and dilutive
Weighted average shares outstanding
Basic and dilutive
Adjustments
Revenues	(1,500)	[1]	(2,700)	[1]
Cost of goods sold	(742)	[1],[2]	(684)	[1],[2]
Gross profit	(758)		(2,016)
Research and development expenses
Selling, general and administrative expeneses			(500)	[1]
Operating loss	(758)		(1,516)
Other income/(expense)
Interest income
Interest expense	(1,425)	[3]	(2,880)	[3],[4]
Gain/(Loss) on sale of equipment and investments
Other income, net of expenses			(292)	[5]
Gain/(Loss) on sale of land
Gain (loss) on equipment held for sale			40,093
Gain/(Loss) before income taxes	(2,183)		35,405
Income taxes
Net Income/(Loss)	(2,183)		35,405
Other comprehensive loss
Foreign currency translation adjustment
Comprehensive loss, net of tax	(2,183)		35,405
Loss per common share attributable to Aemetis, Inc.
Basic and dilutive	$ (0.11)		$ 1.77
Weighted average shares outstanding
Basic and dilutive	20,000		20,000
Combined
Revenues	88,476		141,858
Cost of goods sold	92,013		136,532
Gross profit	(3,537)		5,326
Research and development expenses	341		577
Selling, general and administrative expeneses	5,711		12,214
Operating loss	(9,589)		(7,465)
Other income/(expense)
Interest income	2		23
Interest expense	(10,739)		(16,712)
Gain/(Loss) on sale of equipment and investments	(1,350)		577
Other income, net of expenses	31		(2,589)
Gain/(Loss) on sale of land	237		(401)
Gain (loss) on equipment held for sale	67		40,093
Gain/(Loss) before income taxes	(21,341)		13,526
Income taxes	(4)		95
Net Income/(Loss)	(21,345)		13,621
Other comprehensive loss
Foreign currency translation adjustment	84		(1,372)
Comprehensive loss, net of tax	$ (21,261)		$ 12,249
Loss per common share attributable to Aemetis, Inc.
Basic and dilutive	$ (0.15)		$ 0.1
Weighted average shares outstanding
Basic and dilutive	152,184		123,537

[1]	(b) Elimination of transactions between Aemetis and Cilion to reflect the consolidation of the two entities after giving effect to the Merger, including: (i) accounts receivable and accounts payable of $2,863 and; (ii) revenues and expenses arising from the lease agreement between Aemetis and Cilion of $1,500 and $2,750 for the six months ended June 30, 2012 and the year months ended December 31, 2011, respectively.
[2]	(d) Revaluation of assets pursuant to the purchase price allocation, including adjusting for depreciation of $758 and $1,516 for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively on the step-up in estimated fair value. Buildings, site improvements, integrated mechanical equipment and process equipment are depreciated using the straight-line method over a 20 year life. See Note 2 (Purchase Price Allocation) above.
[3]	(e) Adjustment to reflect expensed interest of $1,425 and $2,849 for the six months ended June 30, 2012 and the year ended December 31, 2012, respectively.
[4]	(c) Elimination of long term debt in the amount of $1,931 of Cilion to reflect the payment of these obligations immediately prior to the Merger. Deferred loan fees held as other current assets of $31 were recognized as interest expenseduring the year ended December 31, 2011.
[5]	(f) Elimination of deferred tax obligations in the amount of $315 of Cilion as a result of the Merger. In addition $23 of prepaid expenses were written off.